Borrowings and derivative financial instrument - R5.5 billion RCF (Details) R in Millions		12 Months Ended
	Oct. 25, 2019 ZAR (R) extension_option	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Nov. 15, 2016 ZAR (R)
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year		R 22,728	R 20,298	R 18,383
Loans raised		12,758	8,000	20,622
Loans repaid		(1,323)	(8,003)	(20,252)
Accrued interest		1,192	1,046	801
Accrued interest paid		(1,175)	(1,061)	(706)
Balance at end of the year		36,618	22,728	20,298
Current portion of balance		(11,672)	(122)	(107)
Non-current portion of balance		24,946	22,606	20,191
R5.5 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt	R 5,500	5,500
Net debt to EBITDA threshold	2.0
Term of facility	3 years
Number of one-year extensions | extension_option	2
Borrowings, term of extension	1 year
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year		0	0	0
Loans raised		5,000	8,000	0
Loans repaid		(1,000)	(8,000)	0
Accrued interest		125	155	66
Accrued interest paid		(125)	(155)	(66)
Balance at end of the year		4,000	0	0
Current portion of balance		(4,000)	0	0
Non-current portion of balance		R 0	R 0	R 0
R5.5 billion RCF | JIBAR | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.40%
R5.5 billion RCF | JIBAR | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.60%
R6.0 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt					R 6,000